Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Short-term Debt

Short-term debt consisted of the following:

	Maturity Date	June 30, 2013	December 31, 2012
UBS Revolver	6/18/17	$—	$—
ABSA Revolver(1)	6/14/17	—	30

Total		$—	$30

(1)	Average effective interest rate of 8.5% and 8.5% during 2013 and 2012, respectively.

Short-term Debt

	Successor
	December 31, 2012	December 31, 2011
UBS Revolver(1)	$—	$—
ABSA Revolver(2)	30	—
Wells Revolver(3)	—	—

Short-term debt	$30	$—

(1)	Average effective interest rate of 3.9% in 2012.
(2)	Average effective interest rate of 8.5% in 2012.
(3)	Average effective interest rate of 4.7% in 2011 and 5.25% in 2012.

Long-Term Debt

Long-term debt consisted of the following:

	Principal Amount	Maturity Date	June 30, 2013	December 31, 2012
Term Loan, net of unamortized discount of $11 million(1)	$1,500	3/19/2020	$1,489	$—
Senior Notes	$900	8/15/2020	900	900
Term Facility, net of unamortized discount of $6 million(2)	$700	2/8/2018	—	691
Co-generation Unit Financing Arrangement	$16	2/1/2016	7	10
Lease financing			12	14

Total debt			2,408	1,615
Less: Long-term debt due in one year			(18)	(10)

Long-term debt			$2,390	$1,605

(1)	Average effective interest rate of 4.9% in 2013.
(2)	Average effective interest rate of 5.0% and 5.0% in 2013 and 2012, respectively.

Long-Term Debt

	Initial Principal Amount	Maturity Date	Successor
			December 31, 2012	December 31, 2011
Senior Notes	$900	8/15/20	$900	$—
Term Facility(1)	$700	2/8/18	691	—
Exit Financing Facility(2)	$425	10/21/15	—	421
Co-generation Unit Financing Arrangement	$16	2/1/16	10	6
Lease financing			14	—

Total debt			1,615	427
Less: Long-term debt due in one year			(10)	(6)

Long-term debt			$1,605	$421

(1)	Average effective interest rate of 5% in 2012.
(2)	Average effective interest rate of 7.1% and 7.2% in 2012 and 2011, respectively.

Scheduled Maturities of Company's Long-Term Debt

At June 30, 2013, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013	$9
2014	18
2015	18
2016	15
2017	15
Thereafter	2,344

Total	2,419
Remaining accretion of discount associated with the Term Loan	(11)

Total debt	$2,408

At December 31, 2012, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013(1)	$11
2014	10
2015	10
2016	8
2017	7
Thereafter	1,575

Total	1,621
Remaining accretion associated with the Term facility	(6)

Total debt	$1,615

(1)	Includes $1 million of remaining accretion associated with the Term Facility, which was issued net of an original issue discount of $7 million (see Term Facility discussion below).

Summary of Allocation of Senior Secured Loans

The Company allocated these amounts between the $550 million Senior Secured Term Loan and the $150 million Senior Secured Delayed Draw as follows:

	Outstanding Balance	Percentage of Outstanding Balance	Allocation of Unamortized Costs	Loss Extinguishment of Debt
Senior Secured Term Loan	$547	79%	$16	$—
Senior Secured Delayed Draw	149	21%	4	4

Total	$696	100%	$20	$4

Summary of Interest and Debt Expense

Interest and debt expense consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense	$32	$8	$58	$15
Amortization of deferred debt issuance costs(1)	2	4	4	5
Other	2	3	2	3
Capitalized interest	(1)	(1)	(2)	(1)

Interest and debt expense	$35	$14	$62	$22

(1)	In connection with obtaining debt, the Company incurred debt issuance costs. Such costs are recorded in “Other long-term assets” on the unaudited Condensed Consolidated Balance Sheets,” and are being amortized through the maturity date.

Deferred Debt Issuance Costs and Related Amortization Expense

Deferred debt issuance costs and the related amortization expense was as follows:

			Amortization Expense
	Deferred Debt	Balance at	Three Months Ended June 30,		Six Months Ended June 30,
	Issuance Cost	June 30, 2013	2013	2012	2013	2012
Term Loan	$28	$27	$1	$—	$1	$—
Senior Notes	18	16	1	—	1	—
Term Facility	17	10	—	—	1	1
Other	8	7	—	4	1	4

Total		$60	$2	$4	$4	$5

Term Facility	Term Facility

	Successor
	December 31, 2012	December 31, 2011
Term Facility	$697	$—
Discount	(6)	—

Term Facility, net	$691	$—

Leverage Ratio

Fiscal Quarter Ending	Total Leverage Ratio
December 31, 2012 through December 31, 2015	3:1
March 31, 2016 and thereafter	2.25:1

Interest Expense

Interest Expense

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Interest expense(1)	$53	$29	$3	$40
Amortization of deferred debt issuance costs and discount on debt	10	1	—	9
Other	4	1	—	1
Capitalized interest	(2)	(1)	—	—

Interest and debt expense	$65	$30	$3	$50

(1)	For the one month ended January 31, 2011, interest expense excludes $3 million, which would have been payable under the terms of the Company’s $350 million 9.5% senior unsecured notes.